Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Mar. 24, 2012	Sep. 24, 2011	Sep. 25, 2010
Commitments and Contingencies [Abstract]
Accrued insurance liabilities	$ 49,858	$ 52,841	$ 55,445
Portion of the estimated self-insurance liability that exceeds insurance deductibles	$ 16,543	$ 17,513	$ 17,990